Ford Credit Auto Owner Trust 2010-B	Exhibit 99
Monthly Investor Report

Collection Period	November 2011
Payment Date	12/15/2011
Transaction Month	17

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017

Total	$1,387,770,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,904,601.14
Principal:
Principal Collections	$22,034,742.51
Prepayments in Full	$11,066,479.64
Liquidation Proceeds	$879,117.54
Recoveries	$43,087.02

Sub Total	$34,023,426.71

Collections	$36,928,027.85

Purchase Amounts:
Purchase Amounts Related to Principal	$266,324.72
Purchase Amounts Related to Interest	$1,197.66

Sub Total	$267,522.38

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$37,195,550.23

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	November 2011
Payment Date	12/15/2011
Transaction Month	17

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,195,550.23
Servicing Fee	$717,578.71	$717,578.71	$0.00	$0.00	$36,477,971.52
Interest—Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,477,971.52
Interest—Class A-2 Notes	$2,478.96	$2,478.96	$0.00	$0.00	$36,475,492.56
Interest—Class A-3 Notes	$386,610.00	$386,610.00	$0.00	$0.00	$36,088,882.56
Interest—Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$35,834,976.56
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,834,976.56
Interest—Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$35,748,595.39
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,748,595.39
Interest—Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$35,685,785.64
Third Priority Principal Payment	$3,227,607.33	$3,227,607.33	$0.00	$0.00	$32,458,178.31
Interest—Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$32,377,455.31
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,377,455.31
Regular Principal Payment	$27,210,000.00	$27,210,000.00	$0.00	$0.00	$5,167,455.31
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$5,167,455.31
Residual Released to Depositor	$0.00	$5,167,455.31	$0.00	$0.00	$0.00

Total		$37,195,550.23

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$3,227,607.33
Regular Principal Payment	$27,210,000.00

Total	$30,437,607.33

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$4,576,545.60	$16.75	$2,478.96	$0.01	$4,579,024.56	$16.76
Class A-3 Notes	$25,861,061.73	$54.63	$386,610.00	$0.82	$26,247,671.73	$55.45
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97

Total	$30,437,607.33	$21.93	$872,908.88	$0.63	$31,310,516.21	$22.56

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	November 2011
Payment Date	12/15/2011
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$4,576,545.60	0.0167455	$0.00	0.0000000
Class A-3 Notes	$473,400,000.00	1.0000000	$447,538,938.27	0.9453716
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000

Total	$766,046,545.60	0.5519982	$735,608,938.27	0.5300655

Pool Information
Weighted Average APR		4.110%		4.108%
Weighted Average Remaining Term		42.74		41.96
Number of Receivables Outstanding		49,618		48,557
Pool Balance		$861,094,448.38		$826,384,227.92
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$766,046,545.60		$735,608,938.27
Pool Factor		0.5597600		0.5371964

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$90,775,289.65
Targeted Overcollateralization Amount	$90,775,289.65
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$90,775,289.65

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	November 2011
Payment Date	12/15/2011
Transaction Month	17

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		154	$463,556.05
(Recoveries)		74	$43,087.02

Net Losses for Current Collection Period			$420,469.03
Cumulative Net Losses Last Collection Period			$6,074,899.83

Cumulative Net Losses for all Collection Periods			$6,495,368.86

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.59%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.49%	652	$12,293,138.02
61-90 Days Delinquent	0.17%	71	$1,443,125.09
91-120 Days Delinquent	0.05%	21	$407,181.59
Over 120 Days Delinquent	0.09%	47	$707,864.42

Total Delinquent Receivables	1.80%	791	$14,851,309.12

Repossession Inventory:
Repossessed in the Current Collection Period		49	$1,055,929.45
Total Repossessed Inventory		75	$1,694,243.61

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6885%
Preceding Collection Period			0.8130%
Current Collection Period			0.5980%
Three Month Average			0.6998%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2448%
Preceding Collection Period			0.2499%
Current Collection Period			0.2863%
Three Month Average			0.2603%

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